Business Combination (Details) - USD ($)		12 Months Ended
	Apr. 24, 2023	Jun. 30, 2023
Business Combination [Abstract]
Total aggregate amount	$ 2,600,000
Combination of cash	2,400,000	$ 200,000
Cash payments	1,900,000
Cash payment	$ 500,000
Equity (in Shares)	64,093	384,558
Shares equivalent		$ 1,700,000
Experience years		10 years
Pro-forma revenue		$ 5,043,956